Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000164187
Shareholder Report [Line Items]
Fund Name	PineBridge Dynamic Asset Allocation Fund
Class Name	Institutional Shares
Trading Symbol	PDAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Shares of the PineBridge Dynamic Asset Allocation Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pinebridge.com/en-us/intermediary/funds/pinebridge-dynamic-asset-allocation-fund/institutional. You can also request this information by contacting us at 877-225-4164.
Additional Information Phone Number	877-225-4164
Additional Information Website	https://www.pinebridge.com/en-us/intermediary/funds/pinebridge-dynamic-asset-allocation-fund/institutional
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PineBridge Dynamic Asset Allocation Fund, Institutional Shares	$81	0.75%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

As of October 2025, on a rolling one-year basis, the Fund delivered a gross return of 16.86%, exceeding its return objective of CPI + 5%. The Fund seeks to achieve CPI + 5% over rolling five-year periods while dynamically managing risk to the 60% MSCI ACWI / 40% Bloomberg Global Treasury risk budget across full market cycles. Our aim is to provide investors with a diversifying return stream that offers growth-like returns with lower volatility, helping to balance risk and return in their portfolios.

At the start of the period, we maintained a constructive risk posture, supported by expectations of global economic easing, U.S. exceptionalism, and widening global growth gaps, alongside AI leadership and a pro-growth agenda. Toward the end of Q1, we reduced risk in our portfolio to a neutral level, acknowledging the heightened uncertainty around U.S. economic policy, where business-unfriendly trade and immigration measures may outweigh the delayed benefits of deregulation. With tariffs and labor market shifts threatening confidence and raising recession risk, we fine-tuned our asset allocation mix to reduce exposure to asset classes are more vulnerable in recessionary conditions in favor of those that are more resilient. With signs of financial easing, positive developments in fiscal stimulus and secular acceleration from AI investment emerging later in the period, we raised our preference for risk taking and shifted our asset class mix toward pockets of the market that stand to benefit from a cyclical reacceleration.

This period’s strongest contributors were allocations aligned with enduring secular trends, particularly companies in the AI supply chain and those positioned to benefit from increased fiscal spending in Europe. Our U.S. Quality, Productivity Basket, China Internet Basket, and Energy Evolution Basket allocations target pockets of the market that are poised to benefit from accelerated AI investment and adoption, a theme reinforced by supportive earnings as businesses prioritize AI infrastructure to drive productivity. The German Fiscal Beneficiaries basket was another standout. This basket captures companies at the heart of Germany’s spending initiatives—industrial leaders driving infrastructure modernization, defense firms benefiting from elevated security budgets, and select sectors positioned for long-term competitiveness.

Gold, a portfolio allocation since November 2023, continued to perform well amid concerns over U.S. central bank independence, a weaker dollar, and persistent geopolitical tensions. These drivers remained intact, while additional tailwinds—including a dovish Fed, signs of labor market softening, and government shutdown risks—further enhanced gold’s appeal as a defensive asset with growth-like characteristics.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	PineBridge Dynamic Asset Allocation Fund, Institutional Shares	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	Bloomberg Global Treasury Index (USD)	60/40 MSCI ACWI/Bloomberg Barclays Global TreasuryFootnote Reference*	U.S. Consumer Price Index Less Food & Energy +5.00%Footnote Reference‡
Mar/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000
Oct/16	$1,051,000	$1,092,513	$1,039,138	$1,071,540	$1,047,878
Oct/17	$1,185,455	$1,346,008	$1,032,859	$1,212,545	$1,119,706
Oct/18	$1,142,825	$1,339,040	$1,015,064	$1,202,096	$1,200,735
Oct/19	$1,207,541	$1,507,645	$1,112,479	$1,343,555	$1,289,832
Oct/20	$1,249,371	$1,581,335	$1,173,393	$1,420,281	$1,376,048
Oct/21	$1,548,480	$2,170,815	$1,135,512	$1,699,606	$1,510,503
Oct/22	$1,196,173	$1,737,579	$883,119	$1,347,967	$1,685,286
Oct/23	$1,248,054	$1,920,058	$887,179	$1,435,540	$1,840,584
Oct/24	$1,434,729	$2,549,660	$957,356	$1,756,159	$1,996,760
Oct/25	$1,664,130	$3,126,975	$999,031	$2,022,141	$2,146,555

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
PineBridge Dynamic Asset Allocation Fund, Institutional Shares	15.99%	5.90%	5.41%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	22.64%	14.61%	12.51%
Bloomberg Global Treasury Index (USD)	4.35%	-3.17%	-0.01%
60/40 MSCI ACWI/Bloomberg Barclays Global TreasuryFootnote Reference*	15.15%	7.32%	7.55%
U.S. Consumer Price Index Less Food & Energy +5.00%Footnote Reference‡	7.94%	9.39%	8.26%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 129,728,048
Holdings Count | Holding	725
Advisory Fees Paid, Amount	$ 320,830
InvestmentCompanyPortfolioTurnover	133.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$129,728,048	725	$320,830	133%

Holdings [Text Block]

Country/Asset WeightingsFootnote Reference*

Value	Value
Forward Contracts	-0.6%
Futures Contracts	-0.4%
Other Countries	7.0%
South Korea	1.3%
France	1.6%
Taiwan	1.7%
United Kingdom	2.2%
China	2.6%
U.S. Treasury Obligation	3.0%
Germany	3.5%
India	4.0%
Hong Kong	4.7%
Exchange-Traded Fund	5.2%
Japan	8.3%
United States	48.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	5.6%
Invesco DB Precious Metals Fund	5.1%
Microsoft	4.0%
Apple	3.1%
U.S. Treasury Bill, 3.98%, 11/12/2025	3.0%
Alphabet, Cl A	2.3%
Amazon.com	1.8%
JPMorgan Chase	1.3%
Bank of America	1.3%
Palo Alto Networks	1.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	877-225-4164
Updated Prospectus Web Address	https://www.pinebridge.com/en-us/intermediary/funds/pinebridge-dynamic-asset-allocation-fund/institutional
C000164186
Shareholder Report [Line Items]
Fund Name	PineBridge Dynamic Asset Allocation Fund
Class Name	Investor Servicing Shares
Trading Symbol	PDAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Investor Servicing Shares of the PineBridge Dynamic Asset Allocation Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pinebridge.com/en-us/intermediary/funds/pinebridge-dynamic-asset-allocation-fund/institutional. You can also request this information by contacting us at 877-225-4164.
Additional Information Phone Number	877-225-4164
Additional Information Website	https://www.pinebridge.com/en-us/intermediary/funds/pinebridge-dynamic-asset-allocation-fund/institutional
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PineBridge Dynamic Asset Allocation Fund, Investor Servicing Shares	$97	0.90%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

As of October 2025, on a rolling one-year basis, the Fund delivered a gross return of 16.86%, exceeding its return objective of CPI + 5%. The Fund seeks to achieve CPI + 5% over rolling five-year periods while dynamically managing risk to the 60% MSCI ACWI / 40% Bloomberg Global Treasury risk budget across full market cycles. Our aim is to provide investors with a diversifying return stream that offers growth-like returns with lower volatility, helping to balance risk and return in their portfolios.

At the start of the period, we maintained a constructive risk posture, supported by expectations of global economic easing, U.S. exceptionalism, and widening global growth gaps, alongside AI leadership and a pro-growth agenda. Toward the end of Q1, we reduced risk in our portfolio to a neutral level, acknowledging the heightened uncertainty around U.S. economic policy, where business-unfriendly trade and immigration measures may outweigh the delayed benefits of deregulation. With tariffs and labor market shifts threatening confidence and raising recession risk, we fine-tuned our asset allocation mix to reduce exposure to asset classes are more vulnerable in recessionary conditions in favor of those that are more resilient. With signs of financial easing, positive developments in fiscal stimulus and secular acceleration from AI investment emerging later in the period, we raised our preference for risk taking and shifted our asset class mix toward pockets of the market that stand to benefit from a cyclical reacceleration.

This period’s strongest contributors were allocations aligned with enduring secular trends, particularly companies in the AI supply chain and those positioned to benefit from increased fiscal spending in Europe. Our U.S. Quality, Productivity Basket, China Internet Basket, and Energy Evolution Basket allocations target pockets of the market that are poised to benefit from accelerated AI investment and adoption, a theme reinforced by supportive earnings as businesses prioritize AI infrastructure to drive productivity. The German Fiscal Beneficiaries basket was another standout. This basket captures companies at the heart of Germany’s spending initiatives—industrial leaders driving infrastructure modernization, defense firms benefiting from elevated security budgets, and select sectors positioned for long-term competitiveness.

Gold, a portfolio allocation since November 2023, continued to perform well amid concerns over U.S. central bank independence, a weaker dollar, and persistent geopolitical tensions. These drivers remained intact, while additional tailwinds—including a dovish Fed, signs of labor market softening, and government shutdown risks—further enhanced gold’s appeal as a defensive asset with growth-like characteristics.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	PineBridge Dynamic Asset Allocation Fund, Investor Servicing Shares	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	Bloomberg Global Treasury Index (USD)	60/40 MSCI ACWI/Bloomberg Barclays Global TreasuryFootnote Reference*	U.S. Consumer Price Index Less Food & Energy +5.00%Footnote Reference‡
Mar/16	$100,000	$100,000	$100,000	$100,000	$100,000
Oct/16	$105,300	$109,251	$103,914	$107,154	$104,788
Oct/17	$118,645	$134,601	$103,286	$121,255	$111,971
Oct/18	$114,120	$133,904	$101,506	$120,210	$120,073
Oct/19	$120,487	$150,764	$111,248	$134,356	$128,983
Oct/20	$124,513	$158,133	$117,339	$142,028	$137,605
Oct/21	$154,215	$217,082	$113,551	$169,961	$151,050
Oct/22	$119,011	$173,758	$88,312	$134,797	$168,529
Oct/23	$123,925	$192,006	$88,718	$143,554	$184,058
Oct/24	$142,343	$254,966	$95,736	$175,616	$199,676
Oct/25	$164,841	$312,698	$99,903	$202,214	$214,655

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
PineBridge Dynamic Asset Allocation Fund, Investor Servicing Shares	15.81%	5.77%	5.30%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	22.64%	14.61%	12.51%
Bloomberg Global Treasury Index (USD)	4.35%	-3.17%	-0.01%
60/40 MSCI ACWI/Bloomberg Barclays Global TreasuryFootnote Reference*	15.15%	7.32%	7.55%
U.S. Consumer Price Index Less Food & Energy +5.00%Footnote Reference‡	7.94%	9.39%	8.26%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 129,728,048
Holdings Count | Holding	725
Advisory Fees Paid, Amount	$ 320,830
InvestmentCompanyPortfolioTurnover	133.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$129,728,048	725	$320,830	133%

Holdings [Text Block]

Country/Asset WeightingsFootnote Reference*

Value	Value
Forward Contracts	-0.6%
Futures Contracts	-0.4%
Other Countries	7.0%
South Korea	1.3%
France	1.6%
Taiwan	1.7%
United Kingdom	2.2%
China	2.6%
U.S. Treasury Obligation	3.0%
Germany	3.5%
India	4.0%
Hong Kong	4.7%
Exchange-Traded Fund	5.2%
Japan	8.3%
United States	48.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	5.6%
Invesco DB Precious Metals Fund	5.1%
Microsoft	4.0%
Apple	3.1%
U.S. Treasury Bill, 3.98%, 11/12/2025	3.0%
Alphabet, Cl A	2.3%
Amazon.com	1.8%
JPMorgan Chase	1.3%
Bank of America	1.3%
Palo Alto Networks	1.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	877-225-4164
Updated Prospectus Web Address	https://www.pinebridge.com/en-us/intermediary/funds/pinebridge-dynamic-asset-allocation-fund/institutional